Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 635,042	€ 564,758	€ 1,571,091	€ 1,348,926
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	390,156	340,593	1,004,685	843,527
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	243,891	223,364	563,113	501,792
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 995	€ 801	€ 3,293	€ 3,607